Revenue and other income	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue and other income	Revenue and other income
The revenue recognition accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026, are identical to those used for the year ended December 31, 2025.

Detail of revenue and other income

The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2026 and 2025:

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Services	575	21,522
Other sales	3,068	3,406
Total revenues	3,643	24,928
Research tax credit	1,903	1,616
Subsidies	3	67
Other	2	26
Total other income	1,908	1,710
Total revenues and other income	5,551	26,638

Total Revenues

For the six month period ended June 30, 2026, the €3.6 million Total Revenue mainly includes (i) ‘Services’ revenue linked to the assignment of the license to Janssen and the rendered R&D services in proportion of the completion of the ongoing studies, totaling €0.3 million; (ii) ‘Services’ revenue linked to technology transfer and technical assistance recharge for €0.3 million; (iii) and €3.1 million of ‘Other Sales’ related to clinical product supplies to Janssen.

For the six month period ended June 30, 2025, the Total Revenue reached €24.9 million, composed of:
•the line ‘Services’ includes (i) a one-off positive revenue of €21.2 million recognized over the six-month period ended June 30, 2025 directly attributable to the contract modification impact occurred during the first half of 2025, that counterbalances the negative revenue impact recognized in fiscal year 2024 : the amendments signed during the last quarter of 2024 had significantly reduced the transaction price of the license agreement as the R&D service performance obligation was replaced with a funding obligation for the Company towards Janssen, while the amendment letter executed in March 2025 did not impact the scope of the Company's performance obligations but increased the remaining transaction price of the global license agreement, (ii) and other ‘Services’ revenue linked to technology transfer and technical assistance recharge to Janssen for €0.4 million.
•€3.4 million of ‘Other Sales’ related to clinical product supplies to Janssen for the six-month period ended June 30, 2025.

Research tax credit
Research tax credit increased from €1.6 million at June 30, 2025 to €1.9 million at June 30, 2026 mainly due to the increase in R&D expenditures eligible for the Research Tax Credit, particularly higher subcontracting expenses as well as a slight increase in R&D personnel costs.